Related Parties - Predecessor - Summary of Ceded Under Reinsurance Agreements (Detail) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2016	Dec. 31, 2015
Related Party Transaction [Line Items]
Premiums and contract charges		$ 702,833	$ 971,047	$ 1,106,638
Interest credited to contractholder funds, contract benefits and expenses		$ 635,887	$ 931,557	$ 957,643
Allstate Life Insurance Company | Predecessor
Related Party Transaction [Line Items]
Premiums and contract charges	$ 244,797
Interest credited to contractholder funds, contract benefits and expenses	$ 336,122